Net Loss Per Share	12 Months Ended
Dec. 31, 2021
Earnings Per Share [Abstract]
NET LOSS PER SHARE

13. Net Loss Per Share

The Company computes basic loss per share using net loss attributable to Vicarious Surgical Inc. common shareholders and the weighted-average number of common shares outstanding during each period. Diluted earnings per share include shares issuable upon exercise of outstanding stock options and stock-based awards where the conversion of such instruments would be dilutive.

	For the Year Ended December 31,
	2021	2020
Numerator for basic and diluted net loss per share:
Net loss	$(35,207)	$(12,875)
Denominator for basic and diluted net loss per share:
Weighted average shares	96,690,716	78,736,661
Net loss per Class A and Class B common stock – basic and diluted	$(0.36)	$(0.16)

For the years ended December 31, 2021 and 2020 the effect of dilutive securities, including non-vested stock options, restricted stock awards, and common stock warrants was excluded from the denominator for the calculation of diluted net loss per share because the Company recognized a net loss for the periods and their inclusion would be antidilutive. Dilutive securities excluded were 39,658,398 and 52,456,129 shares for the years ended December 31, 2021 and 2020, respectively.